LOANS PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
LOANS PAYABLE
5.	LOANS PAYABLE

During the year ended December 31, 2013, the Company settled arm's length third party loans of $47,448 for $17,000 in cash.  The loans settled included $3,685 in accrued interest.  The loan balance at December 31, 2012 was $43,600.